Fair value of financial assets and liabilities - Valuation methods of financial assets and liabilities measured at fair value and classified into Level 3 and significant but unobservable inputs (Details)
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Description of valuation processes used in fair value measurement assets	Financial assets and liabilities at FVTPL, financial liabilities at FVTPL designated as upon initial recognition, financial assets at FVTOCI, and derivative assets and liabilities are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date.Fair value of financial assets and liabilities classified into Level 3 is measured by the Group using its own valuation methods or using external specialists.	Financial assets and liabilities at FVTPL, financial liabilities at FVTPL designated as upon initial recognition, financial assets at FVTOCI, and derivative assets and liabilities are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date.Fair value of financial assets and liabilities classified into Level 3 is measured by the Group using its own valuation methods or using external specialists.
Description of valuation processes used in fair value measurement liabilities	Financial assets and liabilities at FVTPL, financial liabilities at FVTPL designated as upon initial recognition, financial assets at FVTOCI, and derivative assets and liabilities are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date.Fair value of financial assets and liabilities classified into Level 3 is measured by the Group using its own valuation methods or using external specialists.	Financial assets and liabilities at FVTPL, financial liabilities at FVTPL designated as upon initial recognition, financial assets at FVTOCI, and derivative assets and liabilities are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date.Fair value of financial assets and liabilities classified into Level 3 is measured by the Group using its own valuation methods or using external specialists.
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Description of methods used to develop and substantiate unobservable inputs used in fair value measurement, assets	Unobservable inputs used in the fair value measurements are produced by the internal system of the Group and the appropriateness of inputs is reviewed regularly.	Unobservable inputs used in the fair value measurements are produced by the internal system of the Group and the appropriateness of inputs is reviewed regularly.
Description of methods used to develop and substantiate unobservable inputs used in fair value measurement, liabilities	Unobservable inputs used in the fair value measurements are produced by the internal system of the Group and the appropriateness of inputs is reviewed regularly.	Unobservable inputs used in the fair value measurements are produced by the internal system of the Group and the appropriateness of inputs is reviewed regularly.
Loans, bond with options, convertible bonds | Binomial Tree | Stock prices, Volatility of underlying asset
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Variation of fair value increases as volatility of underlying asset increases.	Variation of fair value increases as volatility of underlying asset increases.
Loans, bond with options, convertible bonds | Binomial Tree | Stock prices, Volatility of underlying asset | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets		19.82
Loans, bond with options, convertible bonds | Binomial Tree | Stock prices, Volatility of underlying asset | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	22.62	22.84
Loans, bond with options, convertible bonds | LSMC | Stock prices, Volatility of underlying asset
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Variation of fair value increases as volatility of underlying asset increases.	Variation of fair value increases as volatility of underlying asset increases.
Loans, bond with options, convertible bonds | LSMC | Stock prices, Volatility of underlying asset | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	19.48	18.99
Loans, bond with options, convertible bonds | DCF model | Terminal growth rate
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement		Fair value increases as terminal growth rate increases.
Loans, bond with options, convertible bonds | DCF model | Terminal growth rate | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets		1.00
Loans, bond with options, convertible bonds | DCF model | Credit spread
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement		Fair value decreases as credit spread increases.
Loans, bond with options, convertible bonds | DCF model | Credit spread | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets		2.30
Loans, bond with options, convertible bonds | DCF model | Credit spread | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets		5.90
Loans, bond with options, convertible bonds | DCF model | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement		Fair value increases as discount rate decreases.
Loans, bond with options, convertible bonds | DCF model | Discount rate | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets		4.70
Loans, bond with options, convertible bonds | DCF model | Discount rate | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets		16.50
Loans, bond with options, convertible bonds | Hull-White model | Interest rate volatility
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement		Fair value increases as volatility increases.
Loans, bond with options, convertible bonds | Hull-White model | Interest rate volatility | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets		0.50
Loans, bond with options, convertible bonds | Hull-White model | Stock volatility
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement		Fair value increases as volatility increases.
Loans, bond with options, convertible bonds | Hull-White model | Stock volatility | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets		17.50
Loans, bond with options, convertible bonds | Hull-White model | Stock volatility | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets		27.30
Loans, bond with options, convertible bonds | Hull-White model | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement		Fair value increases as discount rate decreases.
Loans, bond with options, convertible bonds | Hull-White model | Discount rate | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets		3.10
Loans, bond with options, convertible bonds | Hull-White model | Discount rate | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets		53.20
Interest rate related derivative assets | DCF model | Credit risk adjustment ratio
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Variation of fair value decreases as credit risk adjustment ratio increases.	Variation of fair value decreases as credit risk adjustment ratio increases.
Interest rate related derivative assets | DCF model | Credit risk adjustment ratio | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	100.00	100.00
Interest rate related derivative assets | Option valuation model and others | Correlation coefficient
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Variation of fair value increases as correlation coefficient increases.	Variation of fair value increases as correlation coefficient increases.
Interest rate related derivative assets | Option valuation model and others | Correlation coefficient | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.90	0.90
Interest rate related derivative assets | Option valuation model and others | Correlation coefficient | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.98	0.98
Interest rate related derivative assets | Option valuation model and others | Volatility of underlying asset
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Variation of fair value increases as volatility of underlying assets increases.	Variation of fair value increases as volatility of underlying assets increases.
Interest rate related derivative assets | Option valuation model and others | Volatility of underlying asset | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	24.84	25.46
Interest rate related derivative assets | Option valuation model and others | Volatility of underlying asset | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	97.50	131.47
Equity related derivative assets | Option valuation model and others | Correlation coefficient
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Variation of fair value increases as correlation coefficient increases.	Variation of fair value increases as correlation coefficient increases.
Equity related derivative assets | Option valuation model and others | Correlation coefficient | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.18	0.29
Equity related derivative assets | Option valuation model and others | Correlation coefficient | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.76	0.75
Equity related derivative assets | Option valuation model and others | Volatility of underlying asset
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Variation of fair value increases as volatility of underlying assets increases.	Variation of fair value increases as volatility of underlying assets increases.
Equity related derivative assets | Option valuation model and others | Volatility of underlying asset | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0	0
Interest rate related derivative liabilities | Option valuation model and others | Correlation coefficient
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Variation of fair value increases as correlation coefficient increases.	Variation of fair value increases as correlation coefficient increases.
Interest rate related derivative liabilities | Option valuation model and others | Correlation coefficient | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	0.90	0.90
Interest rate related derivative liabilities | Option valuation model and others | Correlation coefficient | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	0.98	0.98
Interest rate related derivative liabilities | Option valuation model and others | Volatility of underlying asset
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Variation of fair value increases as volatility of underlying assets increases.	Variation of fair value increases as volatility of underlying assets increases.
Interest rate related derivative liabilities | Option valuation model and others | Volatility of underlying asset | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	24.84	25.46
Interest rate related derivative liabilities | Option valuation model and others | Volatility of underlying asset | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	97.50	131.47
Equity related derivative liabilities | Option valuation model and others | Correlation coefficient
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Variation of fair value increases as correlation coefficient increases.	Variation of fair value increases as correlation coefficient increases.
Equity related derivative liabilities | Option valuation model and others | Correlation coefficient | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	0.18	0.29
Equity related derivative liabilities | Option valuation model and others | Correlation coefficient | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	0.76	0.75
Equity related derivative liabilities | Option valuation model and others | Volatility of underlying asset
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Variation of fair value increases as volatility of underlying assets increases.	Variation of fair value increases as volatility of underlying assets increases.
Equity related derivative liabilities | Option valuation model and others | Volatility of underlying asset | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	0	0
Equity-linked securities | Monte Carlo Simulation and others | Correlation coefficient
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement		Fair value of equity-linked securities increases if both historical volatility and correlation coefficient increase. However, when correlation coefficient decreases despite the increase in historical volatility, the fair value variation of equity-linked securities may decrease.
Equity-linked securities | Monte Carlo Simulation and others | Correlation coefficient | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities		0.48
Equity-linked securities | Monte Carlo Simulation and others | Correlation coefficient | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities		0.60
Equity-linked securities | Monte Carlo Simulation and others | Volatility of underlying asset
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement		Fair value of equity-linked securities increases if both historical volatility and correlation coefficient increase. However, when correlation coefficient decreases despite the increase in historical volatility, the fair value variation of equity-linked securities may decrease.
Equity-linked securities | External appraisal value and others | Volatility of underlying asset | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities		27.59
Equity-linked securities | External appraisal value and others | Volatility of underlying asset | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities		49.29
Equity securities, capital contributions, and beneficiary certificates | Binomial Tree | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement		Fair value increases as discount rate decreases.
Equity securities, capital contributions, and beneficiary certificates | Binomial Tree | Discount rate | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities		8.50
Equity securities, capital contributions, and beneficiary certificates | Binomial Tree | Volatility
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement		Fair value increases as volatility increases.
Equity securities, capital contributions, and beneficiary certificates | Binomial Tree | Volatility | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities		39.60
Equity securities, capital contributions, and beneficiary certificates | LSMC | Stock prices, Volatility of underlying asset
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Variation of fair value increases as volatility of underlying asset increases.	Variation of fair value increases as volatility of underlying asset increases.
Equity securities, capital contributions, and beneficiary certificates | LSMC | Stock prices, Volatility of underlying asset | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities		18.99
Equity securities, capital contributions, and beneficiary certificates | LSMC | Stock prices, Volatility of underlying asset | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	0.00	26.45
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Terminal growth rate
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Fair value increases as terminal growth rate increases.	Fair value increases as terminal growth rate increases.
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Terminal growth rate | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	1.00	1.00
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Fair value increases as discount rate decreases.	Fair value increases as discount rate decreases.
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Discount rate | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	0.00	5.83
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Discount rate | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	35.92	34.63
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Fluctuation rate of real estate sales price
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement		Fair value increases as sales price increases
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Fluctuation rate of real estate sales price | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities		0
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Liquidation value
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Variation of liquidation value increases as volatility of underlying assets increases	Variation of liquidation value increases as volatility of underlying assets increases
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Liquidation value | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	0.00	0
Equity securities, capital contributions, and beneficiary certificates | Net asset value method | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement		Fair value increases as discount rate decreases.
Equity securities, capital contributions, and beneficiary certificates | Net asset value method | Discount rate | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities		14.30
Others | LSMC | Stock prices, Volatility of underlying asset
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Variation of fair value increases as volatility of underlying asset increases.	Variation of fair value increases as volatility of underlying asset increases.
Others | LSMC | Stock prices, Volatility of underlying asset | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	19.48	17.61
Others | LSMC | Stock prices, Volatility of underlying asset | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	28.41	26.45
Others | Income approach | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement		Fair value increases as discount rate decreases.
Others | Income approach | Discount rate | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities		12.69
Others | Income approach | Growth rate
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Fair value increases as growth rate increases.	Fair value increases as growth rate increases.
Others | Income approach | Growth rate | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	1.00	1.00